COMBINED FINANCIAL INFORMATION - Cash Flows (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
OPERATING ACTIVITIES
Net income	$ 465,357	$ 357,748	[1]
Items not involving current cash flows	(294,790)	(192,530)
Changes in working capital balances	3,777	(7,597)
Other operating activities	(16,456)	1,056
Cash provided by operating activities	157,888	158,677
INVESTING ACTIVITIES
Business acquisitions	(547,895)	(153,979)
Proceeds from disposals, net	681,319
Investment property capital additions - Maintenance or improvements	(17,799)	(10,736)
Investment property capital additions - Developments or expansions	(15,378)	(72,404)
Acquisition deposits	(33,086)
Other investing activities	28,700	(728)
Cash provided by (used in) investing activities	95,861	(237,847)
FINANCING ACTIVITIES
Distributions paid	(125,131)	(122,637)
Other financing activities	449,314	17,399
Cash provided by (used in) financing activities	324,183	(105,238)
Effect of exchange rate changes	11,295	7,212
Net increase (decrease) in cash and cash equivalents during the year	589,227	(177,196)
Granite REIT
OPERATING ACTIVITIES
Net income	465,357	357,748
Items not involving current cash flows	(294,790)	(192,530)
Changes in working capital balances	3,410	(8,011)
Other operating activities	(16,456)	1,056
Cash provided by operating activities	157,521	158,263
INVESTING ACTIVITIES
Business acquisitions	(547,895)	(153,979)
Proceeds from disposals, net	681,319
Investment property capital additions - Maintenance or improvements	(17,799)	(10,736)
Investment property capital additions - Developments or expansions	(15,378)	(72,404)
Acquisition deposits	(33,086)
Other investing activities	28,700	(728)
Cash provided by (used in) investing activities	95,861	(237,847)
FINANCING ACTIVITIES
Distributions paid	(125,131)	(122,637)
Other financing activities	449,314	17,399
Cash provided by (used in) financing activities	324,183	(105,238)
Effect of exchange rate changes	11,295	7,212
Net increase (decrease) in cash and cash equivalents during the year	588,860	(177,610)
Granite GP
OPERATING ACTIVITIES
Net income	5	4
Items not involving current cash flows	(5)	(4)
Changes in working capital balances	367	414
Cash provided by operating activities	367	414
FINANCING ACTIVITIES
Net increase (decrease) in cash and cash equivalents during the year	367	414
Eliminations/Adjustments
OPERATING ACTIVITIES
Net income	(5)	(4)
Items not involving current cash flows	$ 5	$ 4

[1]	The Trust has retrospectively applied IFRS 15, Revenue from Contracts with Customers (note 2(o)).